Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Cash and cash deposits:
Cash and cash equivalents	¥ 4,105,049	¥ 3,820,685
Time deposits	454,862	409,082
Deposits with stock exchanges and other segregated cash	316,895	291,480
Total cash and cash deposits	4,876,806	4,521,247
Loans and receivables:
Loans receivable (includes ¥1,650,115 and ¥1,908,000 at fair value option)	4,724,588	4,013,852
Receivables from customers (includes ¥39,107 and ¥25,857 at fair value option)	340,112	379,911
Receivables from other than customers	1,052,928	819,263
Allowance for credit losses	(5,781)	(5,832)
Total loans and receivables	6,111,847	5,207,194
Collateralized agreements:
Securities purchased under agreements to resell (includes ¥303,499 and ¥345,006 at fair value option)	16,973,371	13,834,460
Securities borrowed	4,796,490	4,283,039
Total collateralized agreements	21,769,861	18,117,499
Trading assets and private equity and debt investments:
Trading assets (includes assets pledged of ¥5,656,626 and ¥6,825,755; includes ¥7,043 and ¥7,736 at fair value option)	19,520,629	17,509,934
Private equity and debt investments (includes ¥18,033 and ¥22,119 at fair value option)	111,212	99,399
Total trading assets and private equity and debt investments	19,631,841	17,609,333
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥459,954 and ¥509,094)	462,873	464,316
Non-trading debt securities (includes assets pledged of ¥ nil and ¥42,252)	390,620	337,361
Investments in equity securities (includes assets pledged of ¥953 and ¥1,053)	106,422	97,660
Investments in and advances to affiliated companies (includes assets pledged of ¥5,658 and ¥6,324)	450,360	402,485
Other (includes ¥168,780 and ¥178,555 at fair value option)	1,014,663	1,014,707
Total other assets	2,424,938	2,316,529
Total assets	54,815,293	47,771,802
LIABILITIES AND EQUITY
Short-term borrowings (includes ¥476,212 and ¥635,138 at fair value option)	1,065,078	1,008,541
Payables and deposits:
Payables to customers	1,328,776	1,359,948
Payables to other than customers	2,560,594	1,799,585
Deposits received at banks (includes ¥159,505 and ¥172,887 at fair value option)	2,064,279	2,137,936
Total payables and deposits	5,953,649	5,297,469
Collateralized financing:
Securities sold under agreements to repurchase (includes ¥666,985 and ¥718,215 at fair value option)	18,591,260	14,217,966
Securities loaned (includes ¥82,136 and ¥80,071 at fair value option)	1,739,100	1,556,663
Other secured borrowings	291,383	334,319
Total collateralized financing	20,621,743	16,108,948
Trading liabilities	11,141,359	10,557,971
Other liabilities (includes ¥34,984 and ¥48,032 at fair value option)	1,219,158	1,175,521
Long-term borrowings (includes ¥4,957,581 and ¥5,331,898 at fair value option)	11,442,058	10,399,210
Total liabilities	51,443,045	44,547,660
Commitments and contingencies
Common stock
No par value share Authorized—6,000,000,000 shares Issued—3,233,562,601 and 3,163,562,601 shares Outstanding—3,003,679,324 and 3,014,059,732 shares	594,493	594,493
Additional paid-in capital	690,842	707,189
Retained earnings	1,642,918	1,647,005
Accumulated other comprehensive income	442,562	318,454
Total NHI shareholders' equity before treasury stock	3,370,815	3,267,141
Common stock held in treasury, at cost—229,883,277 and 149,502,869 shares	(79,375)	(118,574)
Total NHI shareholders' equity	3,291,440	3,148,567
Noncontrolling interests	80,808	75,575
Total equity	3,372,248	3,224,142
Total liabilities and equity	54,815,293	47,771,802
Variable Interest Entity, primary beneficiary [Member]
Cash and cash deposits:
Cash and cash equivalents	11,000	23,000
Total cash and cash deposits	11,000	23,000
Trading assets and private equity and debt investments:
Total trading assets and private equity and debt investments	1,155,000	1,044,000
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥459,954 and ¥509,094)	31,000	49,000
Other (includes ¥168,780 and ¥178,555 at fair value option)	84,000	78,000
Total other assets	115,000	127,000
Total assets	1,281,000	1,194,000
LIABILITIES AND EQUITY
Short-term borrowings (includes ¥476,212 and ¥635,138 at fair value option)	123,000	94,000
Collateralized financing:
Trading liabilities	0	0
Other liabilities (includes ¥34,984 and ¥48,032 at fair value option)	5,000	5,000
Long-term borrowings (includes ¥4,957,581 and ¥5,331,898 at fair value option)	811,000	793,000
Borrowings	934,000	887,000
Total liabilities	¥ 939,000	¥ 892,000